Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Costs of services			£ 12,663.5	£ 12,629.0	[1]	£ 11,846.5	[1]
General and administrative costs			1,507.5	1,267.0	[1]	977.7	[1]
Costs of services and general and administrative costs	[2]		14,171.0	13,896.0	[1]	12,824.2	[1]
Costs of services and general and administrative costs include:
Staff costs (note 5)			8,172.6	8,319.0	[1]	7,784.9	[1]
Establishment costs			871.7	888.6	[1]	836.5	[1]
Media pass-through costs			1,458.0	1,429.4	[1]	1,276.2	[1]
Data collection pass-through costs			609.2	646.4	[1]	669.8	[1]
Other costs of services and general and administrative costs			3,059.5	2,612.6	[1]	2,256.8	[1]
Costs of services and general and administrative costs	[2]		14,171.0	13,896.0	[1]	12,824.2	[1]
Goodwill impairment (note 12)			183.9	27.1		27.0
Investment write-downs			2.0	95.9		86.1
Restructuring and transformation costs		£ 234.0	302.3	56.8		27.4
Amortisation and impairment of acquired intangible assets (note 12)			280.0	195.1		168.4
Amortisation of other intangible assets (note 12)			38.7	36.3		38.6
Depreciation of property, plant and equipment			225.1	230.7		215.2
Losses on sale of property, plant and equipment			0.6	1.1		0.8
Gains on disposal of investments and subsidiaries			(235.5)	(129.0)		(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership			(2.0)	0.3		(232.4)
Net foreign exchange (gains)/losses			£ (13.2)	£ 12.9		£ (17.0)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	Other costs of services and general and administrative costs include £708.6 million (2017: £558.8 million, 2016: £512.7 million) of other pass-through costs.